DISCONTINUED OPERATIONS - Carrying amounts of major classes of assets and liabilities (Details) - USD ($)	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021	Oct. 17, 2019
Current assets
Total current assets		$ 0	$ 2,720,825
Other Assets
Total Other Assets		0	4,674,403
Current liabilities
Total current liabilities	$ 485,736	528,426	11,677,266
Other Liabilities
Other liabilities discontinued operations		0	2,250,393
Total other liabilities		0	2,250,393
Discontinued Operations, Disposed of by Means Other than Sale, Abandonment [Member] | Online Lending Business [Member]
Current assets
Accounts receivable, net				$ 143,668
Prepayments, other receivables and other assets, net		0	393,348
Property and equipment, net		0	5,592
Other Assets
Total Asset		0	398,940
Current liabilities
Accrued expenses and other liabilities	468,376	509,540	2,288,066
Due to stockholder	17,360	18,886	48,795
Total current liabilities	$ 485,736	528,426	2,336,861
Other Liabilities
Total liabilities		528,426	2,336,861
Discontinued Operations, Disposed of by Means Other than Sale, Abandonment [Member] | Jinkailong [Member]
Current liabilities
Total current liabilities		528,426
Deconsolidation of Jinkailong | Discontinued Operations, Disposed of by Means Other than Sale, Abandonment [Member] | Jinkailong [Member]
Current assets
Cash and cash equivalents		0	107,546
Accounts receivable, net		0	935,164
Prepayments, other receivables and other assets, net		0	1,245,195
Due from related parties		0	39,572
Total current assets		0	2,327,477
Property and equipment, net		0	448,816
Other Assets
Operating lease right-of-use assets, net		0	265,470
Financing lease right-of use assets, net		0	4,201,693
Accounts receivable, net, noncurrent		0	207,240
Total Other Assets		0	4,674,403
Total Asset		0	7,450,696
Current liabilities
Borrowings from financial institutions		0	310,662
Advance from customers		0	45,413
Income tax payable		0	17,408
Accrued expenses and other liabilities		0	3,782,365
Due to related parties and affiliates		0	269,918
Operating lease liabilities		0	99,831
Finance lease liabilities		0	4,814,808
Total current liabilities		0	9,340,405
Other Liabilities
Borrowings from financial institutions, noncurrent		0	44,962
Operating lease liabilities, non-current		0	167,822
Financing lease liabilities, non-current		0	2,037,609
Other liabilities discontinued operations		0	2,250,393
Total other liabilities		0	2,250,393
Total liabilities		$ 0	$ 11,590,798